Taxation (Tables)	12 Months Ended
Dec. 31, 2013
TAXATION [Abstract]
Composition of income tax expense, domestic and foreign
	For the years ended December 31,
	2011	2012	2013
	RMB	RMB	RMB
PRC mainland entities	2,560,901	2,361,990	1,870,816
Non-PRC mainland entities	119,050	(6,912)	86,982
Total	2,679,951	2,355,078	1,957,798

Composition of income tax expense, current and deferred
	For the years ended December 31,
	2011	2012	2013
	RMB	RMB	RMB
Current income tax expense
PRC mainland entities	428,200	393,630	244,413
Non-PRC mainland entities	98,441	112,833	77,033
Total	526,641	506,463	321,446
Deferred income tax expense (benefit)
PRC mainland entities	(16,621)	13,049	(24,808)
Non-PRC mainland entities	(34,800)	(33,933)	(28,721)
Total	(51,421)	(20,884)	(53,529)
Withholding tax
Non-PRC mainland entities	133,978	59,960	54,356
Income tax expense
PRC mainland entities	411,580	406,680	219,605
Non-PRC mainland entities	197,619	138,860	102,668
Total	609,199	545,540	322,273

Reconciliation of the differences between statutory tax rate and the effective tax rate
	For the years ended December 31,
	2011	2012	2013
	RMB	RMB	RMB
Statutory income tax rate (PRC CIT rate)	25%	25%	25%
Effect of qualified lower tax rates awarded to certain PRC entities	(8)%	(8)%	(12)%
Effect of withholding taxes	5%	3%	3%
Effect of change in valuation allowance	1%	2%	—
Tax paid for the sale of equity interests in Eyedentity to Actoz	—	1%	—
Effective income tax rate	23%	23%	16%

Aggregate amount and per share effect of tax holidays
	For the years ended December 31,
	2011	2012	2013
(in thousands, except per share data)	RMB	RMB	RMB
Aggregate effect	220,521	199,217	229,304
Basic ordinary share effect	0.39	0.36	0.43
Diluted ordinary share effect	0.39	0.36	0.43

Significant components of deferred tax assets and deferred tax liabilities
	December 31, 2012	December 31, 2013
	RMB	RMB
Deferred tax assets
Licensing fees and related costs and deferred revenues	29,704	24,251
Temporary differences related to deductible expenses	64,926	73,096
Other temporary differences	20,904	46,166
Foreign tax credits of Actoz and Eyedentity	200,264	205,634
Less: Valuation allowance	(215,080)	(217,608)
Total deferred tax assets, net of valuation allowance	100,718	131,539
Deferred tax liabilities
Intangible assets arising from business combinations	102,420	76,892
Withholding taxes	53,516	61,616
Total deferred tax liabilities	155,936	138,508

Movement of valuation allowances
	For the years ended December 31,
	2011	2012	2013
	RMB	RMB	RMB
Balance at beginning of year	180,169	189,219	215,080
Current year additions	9,050	37,172	2,528
Current year disposal due to divestitures	—	(11,311)	—
Balance at end of year	189,219	215,080	217,608